Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp., 5.00%, 05/01/23 (Call 03/02/20)	$50	$50,995

Aerospace & Defense — 1.2%
Bombardier Inc., 6.13%, 01/15/23(a)	125	123,473
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	25	25,306

		148,779

Auto Manufacturers — 2.1%
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 03/02/20)(a)	50	51,884
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	200	214,510

		266,394

Auto Parts & Equipment — 1.0%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 03/02/20)(b)	100	101,462
Titan International Inc., 6.50%, 11/30/23 (Call 03/02/20)	25	22,145

		123,607

Banks — 0.7%
CIT Group Inc., 5.00%, 08/01/23	75	80,817

Building Materials — 1.0%
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(a)	25	26,961
Standard Industries Inc./NJ, 5.50%, 02/15/23 (Call 03/02/20)(a)	50	50,858
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 02/18/20)	50	50,626

		128,445

Chemicals — 4.6%
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	75	80,179
CF Industries Inc., 3.45%, 06/01/23	100	103,129
Chemours Co. (The), 6.63%, 05/15/23 (Call 03/02/20)	75	73,822
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 02/18/20)(a)	50	52,156
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)	200	207,550
PolyOne Corp., 5.25%, 03/15/23	50	54,001

		570,837

Commercial Services — 2.7%
ADT Security Corp. (The), 4.13%, 06/15/23	100	102,030
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 03/02/20)(a)	50	40,033
APX Group Inc., 7.63%, 09/01/23 (Call 03/02/20)(b)	25	24,435
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 03/02/20)	15	15,181
Jaguar Holding Co. II/Pharmaceutical Product
Development LLC, 6.38%, 08/01/23 (Call 03/02/20)(a)	100	102,867
WEX Inc., 4.75%, 02/01/23 (Call 03/02/20)(a)	50	50,363

		334,909

Computers — 1.4%
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	100	101,568
NCR Corp., 6.38%, 12/15/23 (Call 03/02/20)	75	76,847

		178,415

Cosmetics & Personal Care — 0.4%
Avon Products Inc., 7.00%, 03/15/23	50	54,595

Distribution & Wholesale — 0.4%
Anixter Inc., 5.50%, 03/01/23	50	53,559

Diversified Financial Services — 3.6%
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(a)	75	79,650
Navient Corp.
5.50%, 01/25/23	100	104,782

Security	Par (000)	Value

Diversified Financial Services (continued)
7.25%, 09/25/23	$75	$83,228
Springleaf Finance Corp., 5.63%, 03/15/23	150	160,776
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(a)(b)	25	23,344

		451,780

Electric — 1.4%
AES Corp./VA
4.50%, 03/15/23 (Call 03/15/20)	50	51,008
4.88%, 05/15/23 (Call 03/02/20)	100	101,232
Vistra Energy Corp., 5.88%, 06/01/23 (Call 03/02/20)	25	25,524

		177,764

Electronics — 0.4%
Sensata Technologies BV, 4.88%, 10/15/23(a)	50	53,272

Energy – Alternate Sources — 0.4%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	50	51,480

Engineering & Construction — 0.4%
MasTec Inc., 4.88%, 03/15/23 (Call 03/02/20)	50	50,517

Entertainment — 1.0%
Cinemark USA Inc., 4.88%, 06/01/23 (Call 03/02/20)	75	76,070
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 03/02/20)(a)	25	26,000
WMG Acquisition Corp., 5.00%, 08/01/23 (Call 03/02/20)(a)	25	25,541

		127,611

Environmental Control — 0.2%
GFL Environmental Inc., 5.38%, 03/01/23 (Call 03/02/20)(a)	25	25,534

Food — 0.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(a)	65	66,110
Ingles Markets Inc., 5.75%, 06/15/23 (Call 03/02/20)	39	39,783

		105,893

Forest Products & Paper — 0.4%
Clearwater Paper Corp., 4.50%, 02/01/23 (Call 03/02/20)(b)	25	25,142
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 03/02/20)	25	25,045

		50,187

Gas — 0.2%
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(a)	25	24,481

Hand & Machine Tools — 0.2%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 03/02/20)(a)(b)	25	23,031

Health Care – Services — 7.2%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 03/02/20)	50	50,731
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 03/02/20)(a)	25	23,483
CHS/Community Health Systems Inc., 6.25%, 03/31/23 (Call 03/31/20)	300	306,009
Encompass Health Corp., 5.13%, 03/15/23 (Call 03/02/20)	25	25,375
HCA Inc., 5.88%, 05/01/23	150	165,139
MEDNAX Inc., 5.25%, 12/01/23 (Call 03/02/20)(a)	50	51,160
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 03/02/20)(a)	50	52,503

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Tenet Healthcare Corp., 6.75%, 06/15/23	$200	$216,946

		891,346

Holding Companies – Diversified — 0.4%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	50	51,779

Home Builders — 2.4%
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	50	56,419
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	50	53,655
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(a)	25	26,950
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)	50	52,516
William Lyon Homes Inc., 6.00%, 09/01/23 (Call 09/01/20)	50	52,159
Williams Scotsman International Inc., 6.88%, 08/15/23 (Call 08/15/20)(a)	50	52,515

		294,214

Home Furnishings — 0.4%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 03/02/20)	50	51,611

Household Products & Wares — 0.6%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 03/02/20)	25	25,848
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 03/02/20)(a)	50	47,975

		73,823

Housewares — 1.3%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	150	156,016

Insurance — 0.7%
Genworth Holdings Inc., 4.90%, 08/15/23	25	25,090
MGIC Investment Corp., 5.75%, 08/15/23	50	55,308

		80,398

Internet — 1.9%
Uber Technologies Inc., 7.50%, 11/01/23 (Call 11/01/20)(a)	50	52,550
VeriSign Inc., 4.63%, 05/01/23 (Call 03/02/20)	50	50,660
Zayo Group LLC/Zayo Capital Inc., 6.00%, 04/01/23 (Call 03/02/20)	125	127,680

		230,890

Iron & Steel — 1.7%
AK Steel Corp., 7.50%, 07/15/23 (Call 03/02/20)(b)	50	51,931
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	50	54,616
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)	25	26,179
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	25	26,167
Steel Dynamics Inc., 5.25%, 04/15/23 (Call 03/02/20)	50	50,804

		209,697

Leisure Time — 1.0%
Sabre GLBL Inc., 5.38%, 04/15/23 (Call 03/02/20)(a)	100	101,899
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 03/02/20)	25	24,421

		126,320

Lodging — 2.6%
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 03/02/20)(a)	50	51,411
MGM Resorts International, 6.00%, 03/15/23	150	164,604
Wyndham Destinations Inc., 3.90%, 03/01/23 (Call 12/01/22)	50	50,786
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	50	51,926

		318,727

Machinery — 0.2%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 03/02/20)(a)(b)	25	24,942

Security	Par (000)	Value

Manufacturing — 0.2%
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(b)	$25	$26,275

Media — 8.4%
Altice Financing SA, 6.63%, 02/15/23 (Call 02/18/20)(a)(b)	200	203,548
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/18/20)(a)	125	127,131
5.13%, 02/15/23 (Call 03/02/20)	100	101,086
5.13%, 05/01/23 (Call 03/02/20)(a)	100	101,862
DISH DBS Corp., 5.00%, 03/15/23(b)	175	177,945
Quebecor Media Inc., 5.75%, 01/15/23	75	81,053
Sirius XM Radio Inc., 4.63%, 05/15/23 (Call 03/02/20)(a)	25	25,263
TEGNA Inc., 6.38%, 10/15/23 (Call 02/11/20)	50	51,107
Townsquare Media Inc., 6.50%, 04/01/23 (Call 03/02/20)(a)	25	25,338
Univision Communications Inc., 5.13%, 05/15/23 (Call 03/02/20)(a)	150	150,113

		1,044,446

Metal Fabricate & Hardware — 0.6%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 03/02/20)(a)(b)	75	77,005

Mining — 2.7%
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)	50	51,748
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Call 12/15/22)(a)	50	52,651
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	200	204,108
Hudbay Minerals Inc., 7.25%, 01/15/23 (Call 03/02/20)(a)	25	25,511

		334,018

Office & Business Equipment — 1.2%
Pitney Bowes Inc., 5.20%, 04/01/23 (Call 03/01/23)	50	50,202
Xerox Corp., 4.13%, 03/15/23 (Call 02/15/23)	100	103,503

		153,705

Oil & Gas — 9.8%
Antero Resources Corp., 5.63%, 06/01/23 (Call 03/02/20)	75	53,941
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	50	32,353
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 04/15/23 (Call 03/02/20)	25	25,184
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 03/02/20)	50	49,937
Diamond Offshore Drilling Inc., 3.45%, 11/01/23 (Call 08/01/23)	25	20,571
Gulfport Energy Corp., 6.63%, 05/01/23 (Call 03/02/20)(b)	50	34,307
MEG Energy Corp., 6.38%, 01/30/23 (Call 02/18/20)(a)	75	75,881
Montage Resources Corp., 8.88%, 07/15/23 (Call 03/02/20)(b)	50	41,899
Nabors Industries Inc.
5.10%, 09/15/23 (Call 06/15/23)	25	22,938
5.50%, 01/15/23 (Call 11/15/22)	75	75,440
Oasis Petroleum Inc., 6.88%, 01/15/23 (Call 03/02/20)(b)	50	47,336
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	50	41,850
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (Call 02/14/20)(b)	50	51,796
Precision Drilling Corp., 7.75%, 12/15/23 (Call 02/18/20)	25	24,652
QEP Resources Inc., 5.25%, 05/01/23 (Call 02/01/23)	50	48,001
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(b)	75	64,660
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 03/02/20)(a)(b)	50	50,984
6.88%, 06/30/23 (Call 03/02/20)(a)	25	25,552
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 03/02/20)	100	102,510
Transocean Inc., 9.00%, 07/15/23 (Call 02/16/20)(a)	100	107,327
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	35	35,512
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(a)(b)	50	47,857

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	$50	$47,357
Whiting Petroleum Corp., 6.25%, 04/01/23 (Call 01/01/23)	50	35,053
WPX Energy Inc., 8.25%, 08/01/23 (Call 06/01/23)	50	57,543

		1,220,441

Oil & Gas Services — 0.3%
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)	50	42,189

Packaging & Containers — 4.4%
Ball Corp., 4.00%, 11/15/23	100	105,620
Berry Global Inc., 5.13%, 07/15/23 (Call 03/02/20)	75	76,486
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	100	105,233
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)	75	80,383
Reynolds Group Issuer Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 03/02/20)(a)	125	127,519
Sealed Air Corp., 5.25%, 04/01/23 (Call 01/01/23)(a)	50	53,337

		548,578

Pharmaceuticals — 2.5%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/02/20)(a)	21	21,077
5.88%, 05/15/23 (Call 03/02/20)(a)	27	27,270
Elanco Animal Health Inc., 4.27%, 08/28/23 (Call 07/28/23)	100	106,461
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 03/02/20)(a)	200	151,042

		305,850

Pipelines — 4.9%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	75	75,874
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 02/18/20)	100	100,959
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)	50	51,208
Genesis Energy LP/Genesis Energy Finance Corp., 6.00%, 05/15/23 (Call 03/02/20)	50	50,222
Global Partners LP/GLP Finance Corp., 7.00%, 06/15/23 (Call 03/02/20)	25	25,719
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 03/02/20)	50	50,055
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/02/20)	50	51,375
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 10/01/20)(a)	50	50,142
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 03/02/20)	100	100,965
5.25%, 05/01/23 (Call 03/02/20)	50	50,500

		607,019

Real Estate — 0.8%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	50	54,806
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	50	50,118

		104,924

Real Estate Investment Trusts — 2.1%
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(b)	25	15,085
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)	50	49,993
GEO Group Inc. (The), 5.13%, 04/01/23 (Call 03/02/20)(b)	25	23,596
Iron Mountain Inc., 6.00%, 08/15/23 (Call 02/11/20)	50	51,196
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)	25	24,547
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 03/02/20)	25	25,500

Security	Par/ Shares (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.00%, 04/15/23 (Call 03/02/20)(a)	$50	$47,849
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 02/20/20)	25	26,949

		264,715

Retail — 5.0%
Brinker International Inc., 3.88%, 05/15/23	25	25,551
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)(b)	50	52,499
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 06/15/23 (Call 02/18/20)	25	21,175
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 03/02/20)(a)	25	21,604
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)	25	26,367
L Brands Inc., 5.63%, 10/15/23	50	54,394
Party City Holdings Inc., 6.13%, 08/15/23 (Call 03/02/20)(a)(b)	50	43,548
PetSmart Inc., 7.13%, 03/15/23 (Call 03/02/20)(a)	175	174,302
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 03/02/20)(a)(b)	25	24,712
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 03/02/20)(a)	16	16,335
Rite Aid Corp., 6.13%, 04/01/23 (Call 03/02/20)(a)	150	136,429
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)	25	25,776

		622,692

Software — 1.4%
Informatica LLC, 7.13%, 07/15/23 (Call 02/18/20)(a)(b)	50	50,628
Open Text Corp., 5.63%, 01/15/23 (Call 03/02/20)(a)	75	76,039
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 03/02/20)(a)	50	51,356

		178,023

Telecommunications — 6.3%
CenturyLink Inc., Series W, 6.75%, 12/01/23	100	111,085
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (Call 03/02/20)	175	140,488
Iridium Communications Inc., 10.25%, 04/15/23 (Call 02/13/20)(a)	14	14,931
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 03/02/20)	50	50,252
5.63%, 02/01/23 (Call 03/02/20)	50	50,087
Plantronics Inc., 5.50%, 05/31/23 (Call 03/02/20)(a)(b)	50	48,254
Sprint Corp., 7.88%, 09/15/23(b)	350	371,703

		786,800

Toys, Games & Hobbies — 0.2%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)(b)	25	24,820

Transportation — 1.3%
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 03/02/20)(a)(b)	50	49,075
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)	50	51,395
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 03/02/20)(a)	6	6,094
XPO Logistics Inc., 6.13%, 09/01/23 (Call 03/02/20)(a)	50	51,534

		158,098

Total Corporate Bonds & Notes — 97.5% (Cost: $12,074,509)		12,142,263

Short-Term Investments

Money Market Funds — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	1,776	1,776,991

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	403	$403,000

		2,179,991

Total Short-Term Investments — 17.5% (Cost: $2,179,681)		2,179,991

Total Investments in Securities — 115.0% (Cost: $14,254,190)		14,322,254

Other Assets, Less Liabilities — (15.0)%		(1,865,653)

Net Assets — 100.0%		$12,456,601

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,027	(251)	1,776	$1,776,991	$4,237	(b)	$(138)	$294
BlackRock Cash Funds: Treasury, SL Agency Shares	299	104	403	403,000	849		—	—

				$2,179,991	$5,086		$(138)	$294

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$12,142,263	$—	$12,142,263
Money Market Funds	2,179,991	—	—	2,179,991

	$2,179,991	$12,142,263	$—	$14,322,254

4